Long-term Debt - Summary of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Borrowings [abstract]
Non-convertible debentures	₨ 127,793.8	$ 1,847.9	₨ 148,107.9
Collateralized debt obligations	30,473.3	440.7	13,205.8
Buyers credit from banks at floating interest rate	25,000.0	361.5	15,000.0
Loan from banks/financial institutions	279,380.1	4,039.8	137,181.5
Senior notes	382,845.6	5,536.1	396,301.9
Others	12,915.3	186.8	10,961.2
Total	858,408.1	12,412.8	720,758.3
Less: current portion (refer note 20)	150,341.1	2,174.0	109,338.9
Long-term debt	₨ 708,067.0	$ 10,238.8	₨ 611,419.4